Corgi Beauty, Skincare & Aesthetics ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 96.8%	Shares	Value
Apparel, Piece Goods, and Notions Merchant Wholesalers - 1.9%
Honest Co., Inc. (a)	7,821	$ 28,625

Basic Chemical Manufacturing - 5.2%
International Flavors & Fragrances, Inc.	1,001	79,299

Clothing and Clothing Accessories Retailers - 4.0%
Bath & Body Works, Inc.	2,640	61,063

Health and Personal Care Retailers - 4.4%
Ulta Beauty, Inc. (a)	147	66,294

Management of Companies and Enterprises - 2.4%
Helen of Troy Ltd. (a)	1,232	35,814

Medical Equipment and Supplies Manufacturing - 7.7%
Align Technology, Inc. (a)	374	63,079
Establishment Labs Holdings, Inc. (a)	638	54,747
		117,826

Offices of Physicians - 2.0%
AirSculpt Technologies, Inc. (a)	6,710	30,195

Other Miscellaneous Retailers - 4.6%
Oddity Tech Ltd. - Class A (a)	2,079	31,456
Sally Beauty Holdings, Inc. (a)	2,772	39,196
		70,652

Pharmaceutical and Medicine Manufacturing - 24.8%
AbbVie, Inc.	869	218,675
Evolus, Inc. (a)	7,233	50,197
Hims & Hers Health, Inc. (a)	2,318	80,365
USANA Health Sciences, Inc. (a)	1,320	28,182
		377,419

Plastics Product Manufacturing - 4.3%
AptarGroup, Inc.	517	64,729

Professional and Commercial Equipment and Supplies Merchant Wholesalers - 2.4%
Inmode Ltd. (a)	2,486	36,345

Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 33.1% (b)
Colgate-Palmolive Co.	1,309	120,009
Coty, Inc. - Class A (a)	14,740	31,839
Edgewell Personal Care Co.	1,628	43,728
elf Beauty, Inc. (a)	792	58,608
Estee Lauder Cos., Inc. - Class A	913	72,081
Interparfums, Inc.	473	52,910
Kenvue, Inc.	4,070	77,778
Nu Skin Enterprises, Inc. - Class A	3,872	20,444
Olaplex Holdings, Inc. (a)	12,386	25,391

			502,788
TOTAL COMMON STOCKS (Cost $1,362,129)			1,471,049

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.2%	Shares		Value
First American Government Obligations Fund - Class X, 3.57% (c)	48,724		48,724
TOTAL MONEY MARKET FUNDS (Cost $48,724)			48,724

TOTAL INVESTMENTS - 100.0% (Cost $1,410,853)			1,519,773
Other Assets in Excess of Liabilities - 0.0% (d)		0.00025	374
TOTAL NET ASSETS - 100.0%			$ 1,520,147

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Corgi Beauty, Skincare & Aesthetics ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 1,471,049	$ –	$ –	$ 1,471,049
Money Market Funds	48,724	–	–	48,724
Total Investments	$ 1,519,773	$ –	$ –	$ 1,519,773

Refer to the Schedule of Investments for further disaggregation of investment categories.